Average Annual Total Returns - Third Avenue Value Portfolio [Default Label]			12 Months Ended	60 Months Ended	120 Months Ended	303 Months Ended
		Apr. 24, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent			(2.27%)	10.31%	5.45%	7.75%
Performance Inception Date		Sep. 21, 1999
MSCI World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.19%	11.70%	10.52%	6.89%
Performance Inception Date		Sep. 21, 1999

[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is captures large and mid-cap representation across 23 Developed Markets countries. With 1,395 constituents, the MSCI World Index covers approximately 85% of the free float-adjusted market capitalization in each country. The MSCI World Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. It is not possible to invest directly in an unmanaged index.